Calvert

Ultra-Short Duration Income Fund

December 31, 2019

Schedule of Investments (Unaudited)

Asset-Backed Securities — 27.1%

Security	Principal Amount (000’s omitted)	Value
Automobile — 11.2%
Avis Budget Rental Car Funding AESOP, LLC:
Series 2014-2A, Class A, 2.50%, 2/20/21(1)	$6,528	$6,528,580
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	4,593	4,598,722
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	6,300	6,317,656
Chesapeake Funding II, LLC:
Series 2017-3A, Class A2, 2.08%, (1 mo. USD LIBOR + 0.34%), 8/15/29(1)(2)	2,316	2,315,457
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	3,292	3,292,941
Credit Acceptance Auto Loan Trust:
Series 2017-1A, Class A, 2.56%, 10/15/25(1)	576	575,721
Series 2017-1A, Class B, 3.04%, 12/15/25(1)	6,060	6,071,366
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	6,462	6,469,577
Series 2018-1A, Class A, 3.01%, 2/16/27(1)	12,564	12,612,806
Enterprise Fleet Financing, LLC:
Series 2016-2, Class A3, 2.04%, 2/22/22(1)	4,499	4,497,624
Series 2017-1, Class A2, 2.13%, 7/20/22(1)	692	691,604
Series 2017-3, Class A2, 2.13%, 5/22/23(1)	4,257	4,255,946
Series 2019-2, Class A1, 2.267%, 8/20/20(1)	749	749,507
Hertz Fleet Lease Funding, L.P.:
Series 2017-1, Class A1, 2.365%, (1 mo. USD LIBOR + 0.65%), 4/10/31(1)(2)	10,857	10,860,544
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	7,763	7,791,452
Series 2018-1, Class A1, 2.215%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(2)	8,208	8,214,194
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21(1)	1,070	1,069,937
OSCAR US Funding X, LLC, Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	1,849	1,858,316
Tesla Auto Lease Trust:
Series 2018-A, Class B, 2.75%, 2/20/20(1)	29	28,646
Series 2018-B, Class A, 3.71%, 8/20/21(1)	3,567	3,613,552
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	8,642	8,644,262
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	10,000	9,998,384

		$111,056,794

Consumer Loan — 14.4%
Avant Loans Funding Trust:
Series 2018-B, Class A, 3.42%, 1/18/22(1)	$2,123	$2,127,453
Series 2019-A, Class A, 3.48%, 7/15/22(1)	1,645	1,651,462
Series 2019-B, Class A, 2.72%, 10/15/26(1)	14,981	14,996,671
Conn’s Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	937	940,350
Series 2018-A, Class B, 4.65%, 1/15/23(1)	2,384	2,397,655
Series 2019-A, Class A, 3.40%, 10/16/23(1)	1,690	1,703,540
Series 2019-B, Class A, 2.66%, 6/17/24(1)	8,527	8,541,605
Series 2019-B, Class B, 3.62%, 6/17/24(1)	2,180	2,182,934
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP2, Class C, 4.87%, 1/16/24(1)	2,561	2,570,873

Security	Principal Amount (000’s omitted)	Value
Series 2017-P1, Class B, 3.56%, 9/15/23(1)	$102	$102,447
Series 2017-P2, Class A, 2.61%, 1/15/24(1)	174	173,685
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	4,688	4,711,387
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	11,055	11,062,252
Marlette Funding Trust, Series 2019-2A, Class A, 3.13%, 7/16/29(1)	2,575	2,592,397
OneMain Financial Issuance Trust:
Series 2016-1A, Class A, 3.66%, 2/20/29(1)	5,445	5,456,291
Series 2016-1A, Class B, 4.57%, 2/20/29(1)	3,035	3,055,826
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	11,648	11,647,811
Series 2017-1A, Class A2, 2.54%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(2)	5,639	5,643,309
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	4,580	4,635,621
Prosper Marketplace Issuance Trust:
Series 2018-1A, Class B, 3.90%, 6/17/24(1)	2,414	2,418,585
Series 2018-2A, Class A, 3.35%, 10/15/24(1)	2,528	2,533,416
Series 2019-1A, Class A, 3.54%, 4/15/25(1)	2,411	2,419,540
SoFi Consumer Loan Program, LLC:
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	8,305	8,336,437
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	7,410	7,435,721
Series 2018-3, Class A1, 3.20%, 8/25/27(1)	2,705	2,709,555
Springleaf Funding Trust:
Series 2015-BA, Class A, 3.48%, 5/15/28(1)	4,240	4,250,812
Series 2016-AA, Class A, 2.90%, 11/15/29(1)	7,217	7,220,479
Series 2017-AA, Class A, 2.68%, 7/15/30(1)	11,057	11,065,686
Verizon Owner Trust:
Series 2016-2A, Class A, 1.68%, 5/20/21(1)	245	245,182
Series 2016-2A, Class B, 2.15%, 5/20/21(1)	6,345	6,345,084
Series 2017-1A, Class A, 2.06%, 9/20/21(1)	537	536,717
Series 2017-2A, Class A, 1.92%, 12/20/21(1)	1,576	1,576,294

		$143,287,077

Equipment — 0.3%
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22(1)	$543	$543,325
HPEFS Equipment Trust, Series 2019-1A, Class A1, 2.15%, 10/9/20(1)	2,244	2,247,584

		$2,790,909

Small Business Loan — 0.6%
Small Business Lending Trust, Series 2019-A, Class A, 2.85%, 7/15/26(1)	$5,986	$5,987,710

Student Loan — 0.1%
SoFi Professional Loan Program, LLC:
Series 2015-A, Class A1, 2.992%, (1 mo. USD LIBOR + 1.20%), 3/25/33(1)(2)	$343	$343,768
Series 2016-B, Class A1, 2.992%, (1 mo. USD LIBOR + 1.20%), 6/25/33(1)(2)	173	173,853

		$517,621

Whole Business — 0.5%
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$4,695	$4,818,768
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	390	391,956

		$5,210,724

Total Asset-Backed Securities (identified cost $268,405,215)		$268,850,835

Collateralized Mortgage-Backed Obligations — 12.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 4030, Class PA, 3.50%, 6/15/40	$847	$858,806
Series 4423, Class A, 3.50%, 10/15/39	829	831,247
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 4.292%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	4,500	4,609,370
Series 2017-HQA1, Class M1, 2.992%, (1 mo. USD LIBOR + 1.20%), 8/25/29(2)	882	884,051
Series 2018-DNA1, Class M2, 3.592%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	4,345	4,357,392
Series 2018-DNA1, Class M2AT, 2.842%, (1 mo. USD LIBOR + 1.05%), 7/25/30(2)	5,655	5,649,029
Series 2018-HQA2, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 10/25/48(1)(2)	5,200	5,211,038
Series 2018-SPI2, Class M1, 3.813%, 5/25/48(1)(3)	645	649,188
Series 2019-DNA1, Class M1, 2.692%, (1 mo. USD LIBOR + 0.90%), 1/25/49(1)(2)	1,827	1,830,762
Series 2019-DNA3, Class M1, 2.522%, (1 mo. USD LIBOR + 0.73%), 7/25/49(1)(2)	2,772	2,775,379
Series 2019-DNA3, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	5,411	5,441,078
Series 2019-DNA4, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 10/25/49(1)(2)	2,384	2,385,898
Series 2019-HQA2, Class M1, 2.492%, (1 mo. USD LIBOR + 0.70%), 4/25/49(1)(2)	636	636,341
Series 2019-HQA2, Class M2, 3.842%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(2)	2,830	2,843,528
Series 2019-HQA3, Class M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/49(1)(2)	577	577,365
Series 2019-HQA4, Class M1, 2.562%, (1 mo. USD LIBOR + 0.77%), 11/25/49(1)(2)	6,500	6,508,119
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.192%, (1 mo. USD LIBOR + 4.40%), 1/25/24(2)	2,031	2,212,011
Series 2014-C02, Class 1M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	9,176	9,598,430
Series 2014-C02, Class 2M2, 4.392%, (1 mo. USD LIBOR + 2.60%), 5/25/24(2)	3,409	3,542,091
Series 2014-C03, Class 1M2, 4.792%, (1 mo. USD LIBOR + 3.00%), 7/25/24(2)	6,552	6,903,159
Series 2014-C03, Class 2M2, 4.692%, (1 mo. USD LIBOR + 2.90%), 7/25/24(2)	7,437	7,767,069
Series 2014-C04, Class 1M2, 6.692%, (1 mo. USD LIBOR + 4.90%), 11/25/24(2)	16,632	18,309,780
Series 2017-C04, Class 2M1, 2.642%, (1 mo. USD LIBOR + 0.85%), 11/25/29(2)	712	712,802
Series 2017-C05, Class 1M1, 2.342%, (1 mo. USD LIBOR + 0.55%), 1/25/30(2)	157	157,532
Series 2017-C05, Class 1M2, 3.992%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	5,000	5,092,011
Series 2018-C01, Class 1M1, 2.392%, (1 mo. USD LIBOR + 0.60%), 7/25/30(2)	579	579,503
Series 2018-C06, Class 2M1, 2.342%, (1 mo. USD LIBOR + 0.55%), 3/25/31(2)	330	330,638
Series 2018-R07, Class 1M2, 4.192%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(2)	1,328	1,341,262
Series 2019-R02, Class 1M2, 4.092%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	8,940	9,012,359
Series 2019-R05, Class 1M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 7/25/39(1)(2)	2,193	2,195,455
Series 2019-R06, Class 2M1, 2.542%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(2)	5,070	5,076,941
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 2.554%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(2)	3,350	3,348,473

Total Collateralized Mortgage-Backed Obligations (identified cost $122,469,697)		$122,228,107

Commercial Mortgage-Backed Securities — 5.3%

Security	Principal Amount (000’s omitted)	Value
BBCMS Trust, Series 2018-RRI, Class A, 2.44%, (1 mo. USD LIBOR + 0.70%), 2/15/33(1)(2)	$7,786	$7,743,981
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 2.66%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	5,295	5,305,683

Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27(1)	$6,322	$6,340,496
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class A, 2.44%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)	6,950	6,939,026
Series 2019-BPR, Class A, 3.14%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)	3,030	3,027,756
Motel 6 Trust:
Series 2017-MTL6, Class A, 2.66%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(2)	7,531	7,541,793
Series 2017-MTL6, Class B, 2.93%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(2)	1,757	1,759,103
Series 2017-MTL6, Class C, 3.14%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(2)	5,589	5,594,731
RETL Trust, Series 2019-RVP, Class A, 2.89%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(2)	8,479	8,493,465

Total Commercial Mortgage-Backed Securities (identified cost $52,701,980)		$52,746,034

Corporate Bonds — 33.2%

Security	Principal Amount (000’s omitted)	Value
Communications — 1.4%
Comcast Corp., 2.538%, (3 mo. USD LIBOR + 0.44%), 10/1/21(2)	$4,784	$4,808,779
Sprint Spectrum Co., LLC / Sprint Spectrum Co. II, LLC / Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	438	441,941
Verizon Communications, Inc., 2.894%, (3 mo. USD LIBOR + 1.00%), 3/16/22(2)	8,132	8,270,490

		$13,521,210

Consumer, Cyclical — 5.8%
American Airlines Pass-Through Trust:
5.60%, 7/15/20(1)	$7,752	$7,880,500
5.625%, 1/15/21(1)	6,264	6,382,964
Daimler Finance North America, LLC, 2.452%, (3 mo. USD LIBOR + 0.55%), 5/4/21(1)(2)	5,000	5,007,757
Ford Motor Credit Co., LLC:
2.677%, (3 mo. USD LIBOR + 0.79%), 6/12/20(2)	19,690	19,703,012
2.853%, (3 mo. USD LIBOR + 0.81%), 4/5/21(2)	900	896,024
2.865%, (3 mo. USD LIBOR + 0.93%), 9/24/20(2)	1,785	1,787,741
2.881%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	3,140	3,113,919
Hyundai Capital America, 2.967%, (3 mo. USD LIBOR + 0.94%), 7/8/21(1)(2)	2,970	2,978,293
Marriott International, Inc.:
2.535%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	4,949	4,968,391
Series Y, 2.507%, (3 mo. USD LIBOR + 0.60%), 12/1/20(2)	4,950	4,966,896

		$57,685,497

Consumer, Non-cyclical — 6.9%
AbbVie, Inc., 2.245%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(2)	$9,000	$9,011,182
Becton Dickinson and Co., 2.836%, (3 mo. USD LIBOR + 0.875%), 12/29/20(2)	17,942	17,951,122
Campbell Soup Co., 2.524%, (3 mo. USD LIBOR + 0.63%), 3/15/21(2)	10,000	10,023,373
Conagra Brands, Inc., 2.703%, (3 mo. USD LIBOR + 0.75%), 10/22/20(2)	7,850	7,850,808
CVS Health Corp., 2.605%, (3 mo. USD LIBOR + 0.72%), 3/9/21(2)	11,460	11,532,952
Kraft Heinz Foods Co.:
2.471%, (3 mo. USD LIBOR + 0.57%), 2/10/21(2)	9,120	9,135,050

Security	Principal Amount (000’s omitted)	Value
2.721%, (3 mo. USD LIBOR + 0.82%), 8/10/22(2)	$3,000	$3,010,445

		$68,514,932

Financial — 16.1%
Ally Financial, Inc., 4.125%, 3/30/20	$3,724	$3,742,397
Athene Global Funding:
3.106%, (3 mo. USD LIBOR + 1.14%), 4/20/20(1)(2)	4,450	4,462,436
3.318%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(2)	8,800	8,921,358
Banco Santander SA, 3.00%, (3 mo. USD LIBOR + 1.09%), 2/23/23(2)	3,330	3,353,074
Bank of America Corp.:
2.314%, (3 mo. USD LIBOR + 0.38%), 1/23/22(2)(4)	2,733	2,736,641
2.626%, (3 mo. USD LIBOR + 0.66%), 7/21/21(2)	7,950	7,970,561
2.748%, (3 mo. USD LIBOR + 0.65%), 10/1/21(2)	4,500	4,513,309
3.146%, (3 mo. USD LIBOR + 1.18%), 10/21/22(2)	4,000	4,059,514
Bank of America NA, 2.256%, (3 mo. USD LIBOR + 0.32%), 7/26/21(2)	10,650	10,641,882
Canadian Imperial Bank of Commerce, 2.341%, (SOFR + 0.80%), 3/17/23(2)	5,000	5,018,645
Capital One Financial Corp., 2.656%, (3 mo. USD LIBOR + 0.72%), 1/30/23(2)	7,084	7,095,348
Capital One NA:
2.724%, (3 mo. USD LIBOR + 0.82%), 8/8/22(2)	4,380	4,414,187
3.086%, (3 mo. USD LIBOR + 1.15%), 1/30/23(2)	5,430	5,492,983
Citibank NA, 2.504%, (3 mo. USD LIBOR + 0.57%), 7/23/21(2)	10,000	10,045,132
Citigroup, Inc.:
2.425%, (SOFR + 0.87%), 11/4/22(2)	10,000	10,052,685
2.955%, (3 mo. USD LIBOR + 1.07%), 12/8/21(2)	6,900	6,993,827
3.092%, (3 mo. USD LIBOR + 1.19%), 8/2/21(2)	3,465	3,512,580
Credit Agricole Corporate & Investment Bank SA, 2.713%, (3 mo. USD LIBOR + 0.625%), 10/3/21(2)	3,474	3,483,902
Marsh & McLennan Cos., Inc., 3.161%, (3 mo. USD LIBOR + 1.20%), 12/29/21(2)	1,342	1,343,272
Morgan Stanley:
2.372%, (SOFR + 0.83%), 6/10/22(2)	7,000	7,042,405
2.451%, (3 mo. USD LIBOR + 0.55%), 2/10/21(2)	11,877	11,882,912
PNC Bank NA, 2.315%, (3 mo. USD LIBOR + 0.43%), 12/9/22(2)	15,000	15,019,922
Synchrony Bank, 2.586%, (3 mo. USD LIBOR + 0.625%), 3/30/20(2)	2,800	2,802,277
Synchrony Financial, 3.132%, (3 mo. USD LIBOR + 1.23%), 2/3/20(2)	15,154	15,166,100

		$159,767,349

Industrial — 0.9%
Westinghouse Air Brake Technologies Corp., 3.194%, (3 mo. USD LIBOR + 1.30%), 9/15/21(2)	$8,896	$8,897,395

Technology — 2.1%
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	$2,823	$2,870,652
EMC Corp., 2.65%, 6/1/20	737	738,054
Hewlett Packard Enterprise Co.:
2.567%, (3 mo. USD LIBOR + 0.68%), 3/12/21(2)	3,011	3,022,732
2.763%, (3 mo. USD LIBOR + 0.72%), 10/5/21(2)	14,312	14,313,966

		$20,945,404

Total Corporate Bonds (identified cost $328,369,254)		$329,331,787

Floating Rate Loans — 1.9%(5)

Security	Principal Amount (000’s omitted)	Value
Cable and Satellite Television — 0.2%
Ziggo Secured Finance Partnership, Term Loan, 4.24%, (1 mo. USD LIBOR + 2.50%), 4/15/25	$2,060	$2,064,722

Electronics/Electrical — 0.3%
Go Daddy Operating Company, LLC, Term Loan, 3.549%, (1 mo. USD LIBOR + 1.75%), 2/15/24	$1,855	$1,867,120
SS&C Technologies, Inc., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	785	790,798
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.049%, (1 mo. USD LIBOR + 2.25%), 4/16/25	534	537,740

		$3,195,658

Equipment Leasing — 0.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 3.515%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$2,346	$2,364,043

Industrial Equipment — 0.2%
Clark Equipment Company, Term Loan, 3.695%, (3 mo. USD LIBOR + 1.75%), 5/18/24	$1,514	$1,522,892

Telecommunications — 1.0%
CenturyLink, Inc., Term Loan, 1/31/25(6)	$500	$502,639
Sprint Communications, Inc., Term Loan, 4.313%, (1 mo. USD LIBOR + 2.50%), 2/2/24	9,035	8,975,400

		$9,478,039

Total Floating Rate Loans (identified cost $18,606,267)		$18,625,354

Sovereign Government Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 1.875%, 11/30/20	$20,126	$20,152,626

Total Sovereign Government Bonds (identified cost $20,154,874)		$20,152,626

Taxable Municipal Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 1.1%
California Health Facilities Financing Authority, (No Place Like Home Program), 1.896%, 6/1/21	$11,000	$10,998,240

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.1%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 1.814%, 11/1/20(7)	$570	$570,086

Total Taxable Municipal Obligations (identified cost $11,570,000)		$11,568,326

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/20(8)	$9,890	$9,877,725
1.125%, 1/15/21(8)	7,764	7,836,028

Total U.S. Treasury Obligations (identified cost $17,721,330)		$17,713,753

Short-Term Investments — 13.5%

Commercial Paper — 13.5%

Security	Principal Amount (000’s omitted)	Value
Avangrid, Inc., 1.955%, 2/7/20(1)(9)	$15,000	$14,967,273
CNH Industrial Capital, LLC, 2.323%, 1/7/20(1)(9)	10,000	9,996,471
DXC Capital Funding, Ltd., 2.292%, 2/27/20(1)(9)	10,250	10,214,974
Enel Finance America, LLC, 2.273%, 1/14/20(1)(9)	15,000	14,988,853
Ford Motor Credit Co., LLC, 3.082%, 11/4/20(1)(9)	7,500	7,305,845
Jabil, Inc.:
2.236%, 1/9/20(1)(9)	12,180	12,172,107
2.27%, 2/6/20(1)(9)	12,180	12,147,978
Sherwin-Williams Co. (The), 2.132%, 1/6/20(1)(9)	11,500	11,497,012
Smithfield Foods, Inc.:
2.337%, 1/21/20(1)(9)	15,000	14,979,621
2.357%, 1/30/20(1)(9)	10,000	9,978,875
Washington Gas Light Co., 2.035%, 2/4/20	10,750	10,732,619
WGL Holdings, Inc., 2.083%, 1/2/20(1)(9)	5,000	4,999,504

Total Commercial Paper (identified cost $133,993,797)		$133,981,132

Securities Lending Collateral — 0.00%(10)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(11)	187,005	$187,005

Total Securities Lending Collateral (identified cost $187,005)		$187,005

Total Short-Term Investments (identified cost $134,180,802 )		$134,168,137

Total Investments (identified cost $974,179,419) — 98.3%		$975,384,959

Other Assets, Less Liabilities — 1.7%		$16,507,590

Net Assets — 100.0%		$991,892,549

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $542,635,651, which represents 54.7% of the net assets of the Fund as of December 31, 2019.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2019.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2019.

(4)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $182,242 and the total market value of the collateral received by the Fund was $187,005, comprised of cash.

(5)

Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2019. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(6)	This Senior Loan will settle after December 31, 2019, at which time the interest rate will be determined.

(7)	When-issued security.

(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(9)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At December 31, 2019, the aggregate value of these securities is $123,248,513, representing 12.4% of the Fund’s net assets.

(10)	Amount is less than 0.05%.

(11)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

SOFR	-	Secured Overnight Financing Rate

Currency Abbreviations:

USD	-	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$268,850,835	$—	$268,850,835
Collateralized Mortgage-Backed Obligations	—	122,228,107	—	122,228,107
Commercial Mortgage-Backed Securities	—	52,746,034	—	52,746,034
Corporate Bonds	—	329,331,787	—	329,331,787
Floating Rate Loans	—	18,625,354	—	18,625,354
Sovereign Government Bonds	—	20,152,626	—	20,152,626
Taxable Municipal Obligations	—	11,568,326	—	11,568,326
U.S. Treasury Obligations	—	17,713,753	—	17,713,753
Short-Term Investments
Commercial Paper	—	133,981,132	—	133,981,132
Securities Lending Collateral	187,005	—	—	187,005
Total Investments	$187,005	$975,197,954	$—	$975,384,959

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.